Retirement benefit obligations - Contributions and funding (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit plans
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 28,000
Actuarial (loss)/ gain on defined benefit obligation	(224,221)	SFr (32,545)
Actuarial loss on plan assets	21,832	(2,308)
Change in the effect of the asset ceiling		9,496
Total	(202,389)	(25,357)
Discontinued operations
Defined benefit plans
Actuarial (loss)/ gain on defined benefit obligation	(136,671)	(617,114)
Actuarial loss on plan assets	89,323	(43,768)
Change in the effect of the asset ceiling		180,072
Total	SFr (47,348)	SFr (480,810)